UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	February 19, 2013

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		90
Form 13F Information Table Value Total:		$162,285




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106     1956    51700 SH       Sole                    51700
AT&T Corp. (New)               COM              00206R102     2349    69668 SH       Sole                    69084               584
Abbott Laboratories            COM              002824100     1813    27685 SH       Sole                    27685
Annaly Mortgage Management, In COM              035710409     1339    95400 SH       Sole                    95400
Apple Computer                 COM              037833100      410      770 SH       Sole                      770
BRE Properties                 COM              05564E106     2313    45497 SH       Sole                    44897               600
Bristol-Myers Squibb           COM              110122108     2165    66442 SH       Sole                    65742               700
Bunge Ltd.                     COM              G16962105     1972    27134 SH       Sole                    27134
CSX Corp.                      COM              126408103     2972   150650 SH       Sole                   150650
Chevron Corporation (fmly. Che COM              166764100     3916    36212 SH       Sole                    35912               300
Clorox Co.                     COM              189054109     3688    50365 SH       Sole                    50365
Coca-Cola                      COM              191216100      201     5546 SH       Sole                     5546
ConocoPhillips                 COM              20825C104     1693    29195 SH       Sole                    29195
Consolidated Edison, Inc.      COM              209115104      233     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1485    50350 SH       Sole                    50350
Cypress Semiconductor          COM              232806109      156    14350 SH       Sole                    14350
DNP Select Income Fund (fmly.  COM              23325p104     1230   129921 SH       Sole                   129921
Du Pont                        COM              263534109     2128    47305 SH       Sole                    47305
Duke Energy                    COM              264399106      375     5878 SH       Sole                     5878
Duke-Weeks Realty Corp.        COM              264411505      208    15000 SH       Sole                    14200               800
Edison International (formerly COM              281020107      262     5802 SH       Sole                     5802
Elements Rogers International  COM              870297801      534    61900 SH       Sole                    61900
ExxonMobil                     COM              30231g102      549     6340 SH       Sole                     6340
Frontier Communications        COM              35906a108      329    76765 SH       Sole                    76765
General Electric               COM              369604103      873    41600 SH       Sole                    41600
GlaxoSmithKline PLC            COM              37733W105     1803    41483 SH       Sole                    40983               500
HCP, Inc.                      COM              40414L109     1734    38400 SH       Sole                    38400
Hawaiian Electric              COM              419870100     2330    92700 SH       Sole                    92700
Healthcare Realty Trust        COM              421946104      228     9500 SH       Sole                     9500
Healthcare Services Group, Inc COM              421906108      202     8700 SH       Sole                     8700
Heinz (H.J.)                   COM              423074103     2094    36300 SH       Sole                    36000               300
Intel Corp.                    COM              458140100     2729   132365 SH       Sole                   132365
International Business Machine COM              459200101     1578     8240 SH       Sole                     8240
Johnson & Johnson              COM              478160104     1809    25800 SH       Sole                    25800
Kimberly-Clark                 COM              494368103     1946    23050 SH       Sole                    23050
Leggett & Platt, Inc.          COM              524660107      847    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1922    38960 SH       Sole                    38960
Merck & Co.                    COM              589331107     4158   101575 SH       Sole                   100575              1000
Microchip Technology, Inc.     COM              595017104     2242    68800 SH       Sole                    68800
Microsoft                      COM              594918104     1931    72298 SH       Sole                    71498               800
Mosaic Company (The)           COM              61945C103      555     9800 SH       Sole                     9800
Oracle Corp.                   COM              68389X105     1129    33875 SH       Sole                    33875
PG&E Corporation               COM              69331C108      811    20192 SH       Sole                    20192
PPG Industries                 COM              693506107      487     3600 SH       Sole                     3600
Pepco Holdings, Inc.           COM              737679100     1224    62400 SH       Sole                    62400
Pepsico Inc.                   COM              713448108     1603    23418 SH       Sole                    23118               300
Pfizer Inc.                    COM              717081103     1319    52611 SH       Sole                    52611
Phillips 66                    COM              718546104      639    12035 SH       Sole                    12035
Pitney Bowes, Inc.             COM              724479100      113    10600 SH       Sole                    10600
Plum Creek Timber Company, Inc COM              729251108     2097    47267 SH       Sole                    46767               500
Potash Corp. of Saskatche      COM              73755L107      382     9400 SH       Sole                     9400
Procter & Gamble               COM              742718109    13546   199523 SH       Sole                   199223               300
Rayonier Inc.                  COM              754907103     1940    37437 SH       Sole                    36987               450
Realty Income Corp.            COM              756109104      330     8200 SH       Sole                     8200
Safeguard Scientifics          COM              786449108      161    10934 SH       Sole                    10934
Sanofi-Aventis SA              COM              80105N105     1916    40434 SH       Sole                    40434
Southern Company               COM              842587107     2314    54050 SH       Sole                    54050
Statoil ASA                    COM              85771p102     1472    58800 SH       Sole                    58800
Telefonica de Espana S.A. ADR  COM              879382208      287    21271 SH       Sole                    21271
Total S.A. ADR                 COM              89151E109     1982    38100 SH       Sole                    38100
TransCanada PL                 COM              89353D107     2957    62484 SH       Sole                    62184               300
Unilever PLC                   COM              904767704     1969    50860 SH       Sole                    50860
Union Pacific Corp.            COM              907818108      290     2310 SH       Sole                     2310
United Technologies            COM              913017109     1612    19651 SH       Sole                    19651
Verizon Corporation            COM              92343V104     1518    35086 SH       Sole                    35086
iShares Barclay Aggregate Bond COM              464287226      393     3540 SH       Sole                     3540
ASA (Bermuda) Limited          COM              G3156P103     3687   171250 SH       Sole                   169750              1500
AngloGold Ashanti Ltd.         COM              035128206     1518    48400 SH       Sole                    48400
BHP Billiton Ltd.              COM              088606108      572     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     1491    42575 SH       Sole                    42575
Central Fund of Canada Ltd.    COM              153501101     7051   335303 SH       Sole                   335303
Endeavour Mining Corporation   COM              G3041P102       21    10000 SH       Sole                    10000
Freeport McMoRan Copper & Gold COM              35671D857     1477    43193 SH       Sole                    43193
Goldcorp, Inc.                 COM              380956409     5737   156318 SH       Sole                   154818              1500
Hecla Mining                   COM              422704106      743   127450 SH       Sole                   127450
IAMGOLD Corporation            COM              450913108     2137   186350 SH       Sole                   186350
Kinross Gold Corporation       COM              496902404     1950   200650 SH       Sole                   200650
Market Vectors Junior Gold Min COM              57060U589     1073    54200 SH       Sole                    54200
Newmont Mining                 COM              651639106     5706   122868 SH       Sole                   121868              1000
Pan American Silver Corp.      COM              697900108     2177   116225 SH       Sole                   116225
Silver Wheaton Corp.           COM              828336107     4894   135650 SH       Sole                   135650
Sprott Physical Gold Trust ETF COM              85207H104     4609   324377 SH       Sole                   323877               500
Sprott Physical Silver Trust E COM              852075107      565    46950 SH       Sole                    46950
Yamana Gold, Inc.              COM              98462Y100     4719   274175 SH       Sole                   274175
iShares Comex Gold Trust       COM              464285105      212    13000 SH       Sole                    13000
GAMCO Global Gold 6.625% Pfd.  PFD              36465a208     1648    64600 SH       Sole                    64600
Aberdeen Asia-Pacific Income F COM              003009107     2832   365900 SH       Sole                   362400              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      362     6700 SH       Sole                     6400               300
Pimco Enhanced Short Maturity  COM              72201R833     1045    10300 SH       Sole                    10300
Templeton Global Income Fund   COM              880198106      309    32700 SH       Sole                    30700              2000